Schedule of company’s assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account	$ 9,035,048	$ 19,429,439	$ 104,295,948
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account	8,934,699	19,429,439	104,295,948
Warrant Liabilities	661,747	661,747	7,098,366
Fair Value, Recurring [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liabilities	413,040	413,040	4,749,960
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liabilities	248,707	248,707	2,348,406
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Money Market held in Trust Account	8,934,699	19,429,439	104,295,948
Warrant Liabilities	413,040	413,040	4,749,960
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liabilities	248,707	248,707	2,348,406
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant Liabilities	$ 248,707	$ 248,707	$ 2,348,406